SCHEUDLE OF LONG - TERM DEBT MATURITY (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Debt Disclosure [Abstract]
2025	$ 1,178,279
Total payments	$ 1,178,279	$ 1,140,054